Short Term Loans - Additional Information (Detail) ¥ in Millions																1 Months Ended		12 Months Ended
	Jun. 20, 2016 CNY (¥)	Jun. 16, 2016 CNY (¥)	Apr. 06, 2016 CNY (¥)	Mar. 30, 2016 CNY (¥)	Mar. 07, 2016	Feb. 06, 2016	Jan. 07, 2016	Dec. 28, 2015 CNY (¥)	Dec. 08, 2015	Nov. 08, 2015	Oct. 26, 2015 USD ($)	Oct. 09, 2015 CNY (¥)	Feb. 12, 2015 CNY (¥)	Feb. 02, 2015 CNY (¥)	Dec. 23, 2014 CNY (¥)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Jun. 20, 2016 USD ($)	Jun. 16, 2016 USD ($)	Apr. 06, 2016 USD ($)	Mar. 30, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 28, 2015 USD ($)	Oct. 09, 2015 USD ($)	Jun. 30, 2015 USD ($)	Feb. 12, 2015 USD ($)	Feb. 02, 2015 USD ($)	Dec. 23, 2014 USD ($)	Dec. 31, 2013	Sep. 05, 2012 USD ($)	Jun. 25, 2012 USD ($)
Short-term Debt [Line Items]
Proceeds from short-term borrowing																						$ 7,816,000						$ 21,280,000
Repayment to short-term loans																		$ 28,586,000	$ 14,728,000	$ 1,100,000
Unpaid accumulated interest																						38,000						19,000
Loan fully repaid period																		Apr. 05, 2016
Frequency of principle payable																		Semi-annually
Loan principal remaining balance																					¥ 90.0	12,963,000
Interest Expenses																		$ 1,189,000	1,231,000	293,000
Amortization of deferred financing costs																		$ 387,000	$ 263,000
Techfaith Wireless Technology Group Limited ("Techfaith BVI") (formerly known as Techfaith Wireless Communication Technology Limited)
Short-term Debt [Line Items]
Annual interest rate																																			2.00%
Repayment to short-term loans																				$ 1,100,000
Techfaith Wireless Technology Group Limited ("Techfaith BVI") (formerly known as Techfaith Wireless Communication Technology Limited) | Minimum
Short-term Debt [Line Items]
Maturity period of loans																				1 year
Techfaith Wireless Technology Group Limited ("Techfaith BVI") (formerly known as Techfaith Wireless Communication Technology Limited) | Loan A
Short-term Debt [Line Items]
Proceeds from short-term borrowing																																					$ 5,350,000
Techfaith Wireless Technology Group Limited ("Techfaith BVI") (formerly known as Techfaith Wireless Communication Technology Limited) | Loan B
Short-term Debt [Line Items]
Proceeds from short-term borrowing																																				$ 5,000,000
Techfaith Wireless Technology Group Limited ("Techfaith BVI") (formerly known as Techfaith Wireless Communication Technology Limited) | Loan C
Short-term Debt [Line Items]
Proceeds from short-term borrowing																																				$ 5,000,000
Techfaith Wireless Technology Group Limited ("Techfaith BVI") (formerly known as Techfaith Wireless Communication Technology Limited) | Loans Payable
Short-term Debt [Line Items]
Principle of borrowings																															$ 14,250,000
Unpaid accumulated interest																															$ 545,000
One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)
Short-term Debt [Line Items]
Proceeds from short-term borrowing								¥ 2.0							¥ 3.0														$ 309,000					$ 487,000
Maturity period of loans								12 months							11 months
Annual interest rate								6.525%							8.40%														6.525%					8.40%
Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")
Short-term Debt [Line Items]
Proceeds from short-term borrowing			¥ 20.0											¥ 20.0											$ 2,881,000								$ 3,087,000
Maturity period of loans			12 months											12 months
Annual interest rate			5.22%											7.00%											5.22%								7.00%
Frequency of principle payable																		Semi-annually
Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")
Short-term Debt [Line Items]
Proceeds from short-term borrowing																					20.0	2,880,000					¥ 20.0	3,836,000
Repayment to short-term loans																¥ 10.0	$ 1,440,000
Carrying value of the pledged property																						3,486,000						3,836,000
Loan fully repaid period																		2016-02
Loan principal remaining balance																					¥ 10.0	1,440,000
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Short-term Debt [Line Items]
Proceeds from short-term borrowing				¥ 40.0									¥ 40.0													$ 5,761,000	40.0	6,175,000				$ 6,175,000
Maturity period of loans				12 months									12 months						12 months
Annual interest rate				5.22%									6.16%													5.22%						6.16%
Carrying value of the pledged property																						9,553,000						2,851,000
Beijing Yaxunxinwang Technology Limited ("Yaxunxinwang")
Short-term Debt [Line Items]
Proceeds from short-term borrowing												¥ 20.0															¥ 20.0	3,087,000		$ 3,087,000
Maturity period of loans												30 days
Annual interest rate												30.00%																		30.00%
Carrying value of the pledged property																												2,851,000
Loan fully repaid period																		Apr. 05, 2016
Renewal period of loans					30 days	30 days	30 days		30 days	30 days
Techfaith Intelligent Handset Technolog (Hong Kong) Limited ("Techfaith HK") (formerly known as First Achieve Technology Ltd.)
Short-term Debt [Line Items]
Proceeds from short-term borrowing											$ 7,200,000
Maturity period of loans											12 months
Annual interest rate											2.3319%
Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")
Short-term Debt [Line Items]
Proceeds from short-term borrowing																												7,200,000
Maturity period of loans	10 years	10 years
Carrying value of the pledged property																						$ 35,114,000						$ 22,866,000
Loan fully repaid period																			2017-07
Loan fully repaid period																		Jul. 01, 2016
Loan principal remaining balance	¥ 90.0	¥ 191.5																					$ 12,963,000	$ 27,585,000